Property plant and equipment net (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
	December 31,
	2022	2021
	US$’000	US$’000

Office premises*	673	673
Leasehold improvements	67	125
Furniture, fixtures and office equipment	311	439
Motor vehicles	173	175
Testing equipment	32	37
	1,256	1,449

Less: Accumulated depreciation	(1,077)	(1,234)
	179	215
	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000

Depreciation charge	33	38	49

ZHEJIANG TIANLAN
Property, plant and equipment
		December 31,
		2022	2021
		RMB’000	RMB’000

Building and leasehold improvements		167,874	167,874
Furniture, fixtures and office equipment		3,795	3,694
Motor vehicles		4,610	4,647
Plant and machineries		10,619	10,097

Total		186,898	186,312

Less: Accumulated depreciation and amortization		(82,252)	(76,008)
Accumulated impairment losses		(36,241)	(36,241)

Total		(118,493)	(112,249)

Net		68,405	74,063

	Year ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000

Depreciation charge	6,580	6,466	6,359